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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5662

                     Van Kampen California Municipal Trust
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               (Exact name of registrant as specified in charter)


             1221 Avenue of the Americas, New York, New York 10020
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              (Address of principal executive offices) (Zip code)


                                 Ronald Robison
             1221 Avenue of the Americas, New York, New York 10020
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                    (Name and address of agent for service)


Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 3/31/05
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Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:



VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS MARCH 31, 2005 (UNAUDITED)


PAR
AMOUNT
(000)      DESCRIPTION                                         COUPON          MATURITY                  VALUE
           MUNICIPAL BONDS    167.3%
           CALIFORNIA    157.1%
 $ 1,000   Abag Fin Auth For Nonprofit Corp CA Ctf Part
           Childrens Hosp Med Ctr (AMBAC Insd)                 5.875 %         12/01/19                $ 1,111,490
   1,000   Abag Fin Auth For Nonprofit Corp CA Insd Rev
           Ctf Lincoln Glen Manor Sr Citizens (CA MTG Insd)    6.100           02/15/25                  1,065,850
   1,000   Abag Fin Auth For Nonprofit Corp CA Multi-
           Family Rev Hsg Utd Dominion Ser A Rfdg (AMT)
           (GTY AGMT: Utd Dominion Realty Tr)                  6.400           08/15/30                  1,072,570
   1,205   Alameda Cnty, CA Wtr Dist Rev Rfdg (MBIA Insd)      4.750           06/01/20                  1,224,039
   1,000   Bay Area Toll Auth CA Toll Brdg Rev San Francisco
           Bay Area Ser D                                      5.000           04/01/17                  1,055,880
     240   California Edl Fac Auth Rev Student Ln CA Ln Pgm
           Ser A (AMT) (MBIA Insd)                             6.000           03/01/16                    252,103
   1,000   California Hlth Fac Fin Auth Rev Cedars Sinai Med
           Ctr Ser A                                           6.125           12/01/19                  1,087,870
   1,000   California Hsg Fin Agy Rev Multi-Family Hsg III
           Ser A (AMT) (MBIA Insd)                             5.850           08/01/17                  1,039,110
   1,000   California Pollutn Ctl Fin Auth Pollutn Ctl Rev
           Southn CA Edison Co (AMT) (AMBAC Insd)              6.000           07/01/27                  1,005,700
      25   California Rural Home Mtg Fin Auth Single Family
           Mtg Rev Ser C (AMT) (GNMA Collateralized)           7.800           02/01/28                     25,373
   2,000   California St (FGIC Insd)                           5.000           10/01/23                  2,070,300
   1,000   California St Univ Fresno Assn Inc Rev Sr Aux
           Organization Event Ctr (Prerefunded @ 07/01/12)     6.000           07/01/22                  1,134,270
   2,000   California St Univ Rev Systemwise Ser A (AMBAC
           Insd) (a)                                           5.000           11/01/28                  2,082,740
   1,000   California St Vet Bd Ser BH (AMT) (FSA Insd)        5.400           12/01/15                  1,044,090
   1,000   California St Vet Bd Ser BH (AMT) (FSA Insd)        5.400           12/01/16                  1,038,720
   1,600   Commerce, CA Jt Pwrs Fin Cmnty Ctr Proj (XLCA
           Insd)                                               5.000           10/01/29                  1,639,520
   1,000   East Bay, CA Muni Util Dist Wtr Sys Rev (MBIA
           Insd)                                               5.000           06/01/21                  1,041,690
   1,280   El Cerrito, CA Redev Agy Tax Alloc Redev Proj
           Area Ser B Rfdg (AMT) (MBIA Insd)                   5.250           07/01/15                  1,371,405
   1,000   Emeryville, CA Pub Fin Auth Shellmound Pk
           Redev & Hsg Proj B (MBIA Insd)                      5.000           09/01/19                  1,046,910
   1,000   Folsom, CA Spl Tax Cmnty Fac Dist No 2 Rfdg
           (Connie Lee Insd)                                   5.250           12/01/19                  1,069,770
   1,000   Fontana, CA Redev Agy Tax Southeast Indl Pk
           Proj Rfdg (MBIA Insd)                               5.000           09/01/22                  1,038,610



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
   1,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
           Apprec Rfdg                                           *             01/15/30                    230,550
   1,000   Imperial Irr Dist CA Ctf Partn Elec Sys Proj
           (FSA Insd)                                          5.250           11/01/23                  1,059,810
   1,000   Irvine, CA Pub Fac & Infrastructure Auth Assmt
           Rev Ser B (AMBAC Insd)                              5.000           09/02/22                  1,037,870
     800   Kern, CA Cmnty College Sch Fac Impt Dist Mammoth
           Campus Ser A (AMBAC Insd) (b)                       5.000           08/01/19                    839,528
   2,000   Long Beach, CA Harbor Rev Ser A Rfdg (AMT)
           (MBIA Insd)                                         5.000           05/15/25                  2,053,460
   1,250   Los Angeles Cnty, CA Sch Regionalized Business
           Svc Ctf LA Cnty Sch Pooled Fin Proj Ser A
           (FSA Insd)                                          5.000           09/01/28                  1,285,837
     464   Los Angeles Cnty, CA Tran Comm Lease Rev Dia
           RR Lease Ltd (FSA Insd)                             7.375           12/15/06                    468,672
   2,000   Los Angeles, CA Dept Wtr & Pwr Sys Ser C
           (MBIA Insd)                                         5.000           07/01/26                  2,067,960
   1,000   Los Angeles, CA Uni Sch Dist Ser A (FSA Insd)       5.250           07/01/20                  1,081,200
   1,000   Lucia Mar Uni Sch Dist Election 2004 Ser A
           (FGIC Insd)                                         5.000           08/01/25                  1,042,740
   1,405   Moorpark, CA Uni Sch Dist Ser A (FSA Insd) (b)      5.375           08/01/18                  1,530,944
   1,000   National City, CA Cmnty Dev Com Redev Proj Ser
           B Rfdg (AMBAC Insd)                                 5.250           08/01/32                  1,057,620
   1,000   Pico Rivera, CA Wtr Auth Rev Wtr Sys Proj Ser A
           (MBIA Insd)                                         5.500           05/01/19                  1,129,820
   1,000   Redlands, CA Redev Agy Tax Alloc Redev Proj Ser
           A Rfdg (MBIA Insd)                                  4.750           08/01/21                  1,011,920
     955   San Diego, CA Hsg Auth Multi-Family Hsg Rev (AMT)
           (GNMA Collateralized)                               5.000           07/20/18                    985,732
   1,000   San Dimas, CA Redev Agy Tax Alloc Creative Growth
           Ser A (FSA Insd)                                    5.000           09/01/16                  1,061,570
   2,000   San Jose, CA Fin Auth Lease Rev Convention Ctr
           Proj Ser F Rfdg (MBIA Insd)                         5.000           09/01/17                  2,110,740
   1,000   Sanger, CA Uni Sch Dist Rfdg (MBIA Insd)            5.600           08/01/23                  1,153,290
   1,350   Santa Ana, CA Uni Sch Dist (MBIA Insd) (b)          5.375           08/01/21                  1,461,335
   1,000   Semitropic Impt Wtr Storage Dist CA Wtr Ser A
           (XLCA Insd)                                         5.125           12/01/35                  1,033,040
   1,305   South Orange Cnty, CA Pub Fin Auth Reassmt Rev
           (FSA Insd)                                          5.800           09/02/18                  1,443,996
     600   Southern CA Pub Pwr Auth Pwr Proj Rev Multi-Projs   5.500           07/01/20                    601,434
   1,000   State Center, CA Cmnty Election 2002 Ser A
           (MBIA Insd)                                         5.500           08/01/28                  1,094,210
   1,325   Sweetwater, CA Auth Wtr Rev (FSA Insd)              5.500           04/01/18                  1,448,689
   1,000   University of CA Rev Multi Purp Proj Ser M
           (FGIC Insd)                                         5.125           09/01/17                  1,068,830
                                                                                                       -----------
                                                                                                        52,878,807
                                                                                                       -----------

           PUERTO RICO    10.2%
   3,000   Puerto Rico Elec Pwr Auth Rev Ser QQ (XLCA
           Insd) (a)                                           5.500           07/01/18                  3,417,630
                                                                                                       -----------

TOTAL LONG-TERM INVESTMENTS    167.3%
   (Cost $52,968,630)                                                                                   56,296,437
                                                                                                       -----------

SHORT-TERM INVESTMENTS    7.1%
   1,600   California Statewide Cmntys Dev Auth
           Rev Ctf Partn John Muir Mt Diablo Hlth (c)          2.200           08/15/27                  1,600,000
     805   Irvine, CA Impt Bd Act 1915 Assmt Dist No
           97-16 (c)                                           2.280           09/02/22                    805,000
                                                                                                       -----------



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

TOTAL SHORT-TERM INVESTMENTS
   (Cost $2,405,000)                                                                                     2,405,000
                                                                                                       -----------

TOTAL INVESTMENTS    174.4%
   (Cost $55,373,630)                                                                                   58,701,437

LIABILITIES IN EXCESS OF OTHER ASSETS    (15.0%)                                                        (5,048,696)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (59.4%)                                          (20,002,685)
                                                                                                       -----------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                       $33,650,056
                                                                                                       ===========


                  Percentages are calculated as a percentage of net assets applicable to common shares.
*                 Zero coupon bond
(a)               Securities purchased on a when-issued or delayed delivery
                  basis.
(b)               The Trust owns 100% of the bond issuance.
(c) Security includes a put feature allowing the Trust to periodically put the security back to the issuer at amortized cost on specified put dates. The interest rate shown represents the current interest rate earned by the Trust based on the most recent reset date.
AMBAC           - AMBAC Indemnity Corp.
AMT             - Alternative Minimum Tax
CA MTG          - California Mortgage Insurance
Connie Lee      - Connie Lee Insurance Co.
FGIC            - Financial Guaranty Insurance Co.
FSA             - Financial Security Assurance Inc.
GNMA            - Government National Mortgage Association
GTY AGMT        - Guaranty Agreement
MBIA            - Municipal Bond Investors Assurance Corp.
XLCA            - XL Capital Assurance Inc.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.
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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen California Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 19, 2005